Provisions (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Balance at the beginning of the year	$ 45,632	$ 56,787
Additions	25,963	13,125
Reversals	(10,803)	(15,033)
Interest accrual	5,583	2,402
Payments	(8,273)	(4,326)
Foreign exchange effects	5,503	(7,727)
Other	(10,134)	404
Balance at the end of the year	53,471	45,632
Legal Proceedings Provision Tax [Member]
IfrsStatementLineItems [Line Items]
Balance at the beginning of the year	7,100
Additions	9,838
Reversals	(3,110)
Interest accrual	1,597
Payments	(7)
Foreign exchange effects	969
Other	(10,471)
Balance at the end of the year	5,916	7,100
Legal Proceedings Provision Labor [Member]
IfrsStatementLineItems [Line Items]
Balance at the beginning of the year	17,414
Additions	9,992
Reversals	(5,770)
Interest accrual	3,856
Payments	(2,912)
Foreign exchange effects	2,141
Other	347
Balance at the end of the year	25,068	17,414
Legal Proceedings Provision Civil [Member]
IfrsStatementLineItems [Line Items]
Balance at the beginning of the year	2,064
Additions	2,081
Reversals	(319)
Interest accrual	(48)
Payments	(3,364)
Foreign exchange effects	47
Balance at the end of the year	461	2,064
Legal Proceedings Provision Environmental [Member]
IfrsStatementLineItems [Line Items]
Balance at the beginning of the year	19,054
Additions	4,052
Reversals	(1,604)
Interest accrual	178
Payments	(1,990)
Foreign exchange effects	2,346
Other	(10)
Balance at the end of the year	$ 22,026	$ 19,054